CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 12,691	$ 1,680	$ 6,997	$ 690	$ 5,745
Other comprehensive Income:
Unrealized gain (loss) on interest rate swap transaction and foreign currency cash flow hedges	(406)	885	413	412	(899)
Unrealized gain (loss) on pension items, net of taxes (in the amount of ($99), $103 and $83 in the year ended December 31, 2012, 2011 and 2010 respectively)			146	(211)	(172)
Foreign currency translation adjustments	(672)	240	(440)	687	1,966
Total other comprehensive income, net of tax	(1,078)	1,125	119	888	895
Total comprehensive income	$ 11,613	$ 2,805	$ 7,116	$ 1,578	$ 6,640